Organization and Operations (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 23, 2015	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 28, 2015
Organization and Operations (Textual)
Common stock issued			46,389,545	46,389,545	46,225,000	46,389,545	46,225,000
Net Income					$ (152,909)	$ (1,461,939)	$ (25,772)	$ (26,611)
Recognized net revenues				$ 217,144
Related party payment						$ 10,000
Private placement offering in units						2,705,000
Private placement offering, description						Also during the period ended December 31, 2015, the Company completed a closing of a private placement offering (the ''Offering'') of 2,705,000 Units, at a purchase price of $0.20 per Unit, each Unit consisting of 1 share of the Company's common stock, and 1 stock purchase warrants. The warrants are exercisable at $0.40 per warrant into a share of the Company's common stock and have a maturity of 3 years.
Net cash paid for business acquisition					$ 45,000	$ 193,906
Issuance of derivative warrants liabilities						332,570
Proceeds from issuance of warrant						$ 541,000
Common Stock [Member]
Organization and Operations (Textual)
Recapitalization, Shares						1,886,612
Net Income
Private placement offering in units		2,250,000
Grow Solutions [Member]
Organization and Operations (Textual)
Common stock issued			1,450,000	1,450,000		1,450,000
Cash			$ 200,000	$ 200,000		$ 200,000
Cash flow note assumed			50,000	$ 50,000		50,000
Net Income						$ 40,000
Business acquisition, description						The Company shall pay to the Members 33% of the Company's Net Income generated above the Net Income Threshold. The aforementioned obligations owed under the Cash Flow Note shall extinguish upon the earlier of (i) payment(s) by Company in an amount equal to $50,000 in the aggregate or (ii) May 5, 2016 (collectively, the Cash Flow Note, the Equity, and the Cash, the "Consideration").
Recognized net revenues						$ 2,523,595
Recognized income						162,072
Related party payment						$ 10,000
Grow Solutions [Member] | Common Stock [Member]
Organization and Operations (Textual)
Common stock issued									44,005,000
Hygrow [Member]
Organization and Operations (Textual)
Recognized net revenues			394,017
Recognized income			$ 101,213
Net cash paid for business acquisition	$ 5,200
Hygrow [Member] | Common Stock [Member]
Organization and Operations (Textual)
Common stock issued	300,000